CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary share capital	Additional paid-in capital	Capital reserve from marketable securities available-for-sale	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2015	$ 670	$ 104,486	$ (54)	$ (88,151)	$ 16,951
Total comprehensive loss:
Net loss				(14,403)	(14,403)
Other comprehensive income (loss), net of tax			9	(107)	(98)
Total comprehensive loss			9	(14,510)	(14,501)
Transactions carried directly to equity:
Issuance of shares due to the exercise of options	1	16			17
Issuance of shares and warrants, net of issuance costs	8	990			998
Share-based payment				1,776	1,776
Ending Balance at Dec. 31, 2016	679	105,492	(45)	(100,885)	5,241
Total comprehensive loss:
Net loss				(5,301)	(5,301)
Other comprehensive income (loss), net of tax			158	(112)	46
Total comprehensive loss			158	(5,413)	(5,255)
Transactions carried directly to equity:
Issuance of shares due to the exercise of options	4	93			97
Share-based payment				1,294	1,294
Ending Balance at Dec. 31, 2017	683	105,585	113	(105,004)	1,377
Total comprehensive loss:
Net loss				(1,729)	(1,729)
Other comprehensive income (loss), net of tax			(113)	166	53
Total comprehensive loss			$ (113)	(1,563)	(1,676)
Transactions carried directly to equity:
Issuance of shares due to the exercise of options	3	77			80
Issuance of shares, net of issuance costs	62	5,739			5,801
Share-based payment				1,021	1,021
Capital reserve from transactions with shareholders		85			85
Ending Balance at Dec. 31, 2018	$ 748	$ 111,486		$ (105,546)	$ 6,688